Major Customers And Concentration Of Risks (Details)	12 Months Ended
	Dec. 31, 2012 Employee	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	10.00%
Major customer classification benchmark	The percentage of revenue derived by customers that accounted for 10% or more of consolidated total revenues
Major customers, accounts receivable payment period, days		3 days
Major customers percentage of consolidated total revenues	21.00%	29.00%	24.00%
Number of employees	1,339
Customer A [Member]
Concentration Risk [Line Items]
Major customers percentage of consolidated total revenues	14.00%	21.00%	11.00%
Customer B [Member]
Concentration Risk [Line Items]
Major customers percentage of consolidated total revenues	7.00%	8.00%	13.00%
Refined Products [Member]
Concentration Risk [Line Items]
Number of employees	768
Refined Products [Member] | United Steel Workers Union [Member]
Concentration Risk [Line Items]
Percentage of employees represented by a union	29.00%
Crude Oil Pipeline and Terminals [Member]
Concentration Risk [Line Items]
Number of employees	26
Crude Oil Pipeline and Terminals [Member] | United Steel Workers Union [Member]
Concentration Risk [Line Items]
Percentage of employees represented by a union	0.00%
Marine Storage [Member]
Concentration Risk [Line Items]
Number of employees	175
Marine Storage [Member] | International Union Of Operating Engineers [Member]
Concentration Risk [Line Items]
Percentage of employees represented by a union	16.00%